Supplementary cash flow information - Non-cash Investing and Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 15, 2019	Dec. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows [Line Items]
Change in current liabilities relating to mineral property expenditures		$ (2,931)	$ 8,533
Interest on loan to non-controlling interest		3,626	3,480
Share-based payments, capitalized to mineral property interests		400	1,303
Foreign exchange (losses) gains		(15,301)	1,633
Accrued distributions to non-controlling interests		(5,033)	0
Loan receivable received on sale of Nicaraguan group (Note 7)		0	9,939
Fekola Equipment Loan Facility
Statement Of Cash Flows [Line Items]
Foreign exchange (losses) gains		(5,055)	1,210
Discontinued operations | Nicaraguan Group
Statement Of Cash Flows [Line Items]
Share consideration received on sale of Nicaraguan Group (Note 7)	$ 39,997	0	39,997
Share consideration received on conversion of Calibre debenture (Note 7)	$ (10,000)
Discontinued operations | Nicaraguan Group | Calibre Mining Corp.
Statement Of Cash Flows [Line Items]
Share consideration received on conversion of Calibre debenture (Note 7)		$ 0	$ 14,146